Other income (expenses), net (Tables)	12 Months Ended
Mar. 31, 2017
Other Income and Expenses [Abstract]
Schedule of Other Income and (Expenses)

Other income (expenses), net consist of the following:

	Year ended March 31,
	2015	2016	2017
Gain (loss) on disposal of property, plant and equipment, net	$262	$(420)	(162)
Exchange loss, net	(205)	(559)	(361)
Provision for doubtful accounts, net	(73)	(274)	(371)
Others	109	232	198
Other income (expenses), net from continuing operations	$93	$(1,021)	$(696)